Share capital (Details)														1 Months Ended							9 Months Ended					12 Months Ended
	May 23, 2025 USD ($) shares	May 05, 2025 shares	Apr. 15, 2025 USD ($) shares	Mar. 28, 2025 USD ($)	Mar. 28, 2025 CAD ($)	Mar. 25, 2025 USD ($) shares	Mar. 06, 2025 USD ($)	Mar. 06, 2025 CAD ($)	Feb. 26, 2025 USD ($) shares	Feb. 07, 2025 USD ($) shares	Jan. 20, 2025 USD ($)	Jan. 20, 2025 CAD ($)	Sep. 06, 2024 USD ($) $ / shares shares	Aug. 31, 2024 $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 CAD ($) shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 CAD ($) shares	Jan. 29, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 CAD ($) $ / shares shares	Sep. 30, 2025 AFN (؋) shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 CAD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CAD ($) shares
Share capital (Details) [Line Items]
Multiple voting shares																					276,660	276,660	276,660
Number of vote per Share																					(1)	(1)	(1)
Aggregate offering price (in Dollars) | $																								$ 11,154,232
Issued stock shares for common share																					956,935	956,935	956,935
Issued stock shares value for common share | ؋																							؋ 9,612,409
Net proceeds (in Dollars) | $																					$ 0			9,185,152
Share options exchange, exercise price | (per share)																					$ 71.5	$ 97.5
Issuing shares																				605
Settled an aggregate amount																$ 109,614	$ 150,000				$ 490,971
Fair value of total (in Dollars) | $																$ 109,614
Completed debt settlements amount																								997,920	$ 1,350,000
Subordinate voting share total value (in Dollars) | $																								$ 996,705
Share options exercised																					1,446	1,446	1,446
Options exchange of shares																					1,446	1,446	1,446
Warrants cancelled, shares																					47,358	47,358	47,358
RSU converted to shares, amount													31,009
Convertible debentures amount converted (in Dollars) | $	$ (81,079)					$ (1,188)			$ (21,178)	$ (27,845)											$ (81,090)
Proceeds from convertible debentures (in Dollars)				$ 1,683,352	$ 2,420,000		$ 69,890	$ 100,000			$ 1,032,744	$ 1,480,000									$ 2,000,000					$ 702,700	$ 1,000,000
Warrants expired unexercised																					77,191	77,191	77,191
Warrants were expired shares																					8,500	8,500	8,500
Cash proceeds (in Dollars) | $																					$ 43,257
Total amount transferred to share capital (in Dollars) | $																					99,588
Reversal of warrant liability (in Dollars) | $																					$ 56,331
Warrants issued in connection with convertible debentures																					418,306	418,306	418,306
Exercised on cashless basis																					346,230	346,230	346,230
Incurred a net gain on settlement of debt (in Dollars) | $																					$ 86,113
Total amount of warrants issued																					426,806	426,806	426,806
ATM Agreement [Member]
Share capital (Details) [Line Items]
Issued stock shares value for common share | $																						$ 108
Cash commission (in Dollars) | $																					$ 288,373
Trading expenses (in Dollars) | $																					138,963
Net cash upon control of subsidiary (in Dollars) | $																					427,336
Net proceeds (in Dollars) | $																					$ 9,185,073
Issued shares Class B Subordinate Voting Shares																					10	10	10
December 2024 Debentures [Member]
Share capital (Details) [Line Items]
Warrants issued																					152,577	152,577	152,577
March 6, 2025 Debentures [Member]
Share capital (Details) [Line Items]
Warrants issued																					10,309	10,309	10,309
March 6, 2025 December 2024 Debentures [Member]
Share capital (Details) [Line Items]
Warrants issued																					346,806	346,806	346,806
Bottom of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares																						$ 18
Top of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares																						$ 38
Restricted Stock Units Two [Member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares																					$ 32,690
Share options exercised																					32,690	32,690	32,690
Restricted Stock Units One [Member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | (per share)																					$ 6.3	$ 60,000
Share options exercised																					60,000	60,000	60,000
Restricted share units [member]
Share capital (Details) [Line Items]
Restricted share fair value | $			$ 378,000
Number of share granted			60,000
Issued share of settle debts																		846	846
Warrants [member]
Share capital (Details) [Line Items]
Warrants expired																					20,769	20,769	20,769
Warrants issued																					183,920	183,920	183,920
Class B Common Stock [Member]
Share capital (Details) [Line Items]
Restricted share fair value																		$ 524,324	$ 637,750
Number of share granted																		9,231	9,231
Share options exchange, exercise price | $ / shares																		$ 58.7
Issued share of settle debts, amount (in Dollars) | $																		$ 541,800
Issuing shares																7,692	7,692				47,785	47,785	47,785
Issuance of class B subordinate voting per share (in Dollars per share) | $ / shares																$ 14.3
Share options exercised																					37,192	37,192	37,192
Debentures converted to subordinate shares																					376,347	376,347	376,347
Convertible debentures amount converted (in Dollars) | $																					$ 4,184,705
Notes and debentures issued (in Dollars) | $						$ 31,188
Share based payments																					37,192	37,192	37,192
Proceeds from convertible debentures (in Dollars) | $																					$ 148,086
Class B Common Stock [Member] | Bottom of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares																						$ 5.25
Shares price per shares (in Dollars per share) | $ / shares																					$ 7.21
Class B Common Stock [Member] | Top of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares																						$ 6.6
Shares price per shares (in Dollars per share) | $ / shares																					$ 29.99
Class B Common Stock [Member] | Restricted Stock Units Two [Member]
Share capital (Details) [Line Items]
Convertible debentures amount converted (in Dollars) | $																					$ 378,000
Class B Common Stock [Member] | Restricted Stock Units One [Member]
Share capital (Details) [Line Items]
Convertible debentures amount converted (in Dollars) | $																					137,625
Class B Common Stock [Member] | Share Capital [Member]
Share capital (Details) [Line Items]
Share based payments (in Dollars) | $																					$ 232,444
Restricted share units [member]
Share capital (Details) [Line Items]
Issued share of settle debts, amount (in Dollars) | $																		$ 17,476
Class B Subordinate Voting Shares [Member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | (per share)													$ 4.13							$ 55.9				$ 4.02	$ 5.44
Share based payments (in Dollars) | $															$ 244,049
Issued total amount														22,308	22,308
Exercise prices per shares (in Dollars per share) | $ / shares														$ 14.32	$ 4.71
Creditor to settle an aggregate, description															In July 2024, the Company issued a total of 2,308 Class B Subordinate Voting Shares to settle debts owing to an arm’s length creditor to settle an aggregate of $33,057 at a price of $14.32 per share. The Company recognized a gain on settlement of $12,321 and there were no amounts remaining payable as at September 30, 2024.
Creditor to settle an aggregate, description															In July 2024, the Company issued a total of 2,173 Class B Subordinate Voting Shares to settle debts owing to an arm’s length creditor to settle an aggregate of $24,866 at a price of $11.44 per share. There were no amounts remaining in payables as at September 30, 2024.
Executives through issuance																								248,160	248,160
Warrants cancelled, shares													7,692
Exercise price (in Dollars per share) | $ / shares													$ 97.5
RSU converted to shares (in Dollars) | $													$ 7,500
Debentures converted to subordinate shares	105,840	103,534				25,257			221,237	152,577
Convertible debentures amount converted (in Dollars) | $	$ 1,603,513					$ 100,000
Convertible debentures total amount converted	209,374
Warrants were expired shares																					8,500	8,500	8,500
Class B Subordinate Voting Shares [Member] | Creditor [Member]
Share capital (Details) [Line Items]
Share based payments (in Dollars) | $																				$ 33,636
Class B Subordinate Voting Shares [Member] | Share Capital [Member]
Share capital (Details) [Line Items]
Debentures converted to subordinate shares																										373,814	373,814
Convertible debentures amount converted (in Dollars) | $																										$ 2,372,839
Class A Common Stock [Member]
Share capital (Details) [Line Items]
Shares price per shares (in Dollars per share) | $ / shares																					$ 50
Total proceeds																					$ 439	$ 600